Short-Term Debt	12 Months Ended
Dec. 31, 2012
Short-Term Debt [Abstract]
Short-Term Debt

Note Eleven – Short-Term Debt

            A summary of short-term borrowings are as follows:

(dollars in thousands)	2012	2011	2010

Balance at end of year:
Securities repurchase agreements	114,646	114,050	112,335
Federal Funds purchased	-	75,000	-
FHLB advances	-	-	375
Total	114,646	189,050	112,710

Avg. outstanding during the year:
Securities repurchase agreements	121,270	122,693	110,891
Federal Funds purchased	510	576	-
FHLB advances	-	300	1,684

Max. outstanding at any month end:
Securities repurchase agreements	131,971	139,607	119,174
Federal Funds purchased	-	75,000	-
FHLB advances	-	367	2,000

Weighted-average interest rate:
During the year:
Securities repurchase agreements	0.26%	0.25%	0.25%
Federal Funds purchased	0.28%	0.28%	-
FHLB advances	-	4.36%	4.93%
End of the year:
Securities repurchase agreements	0.26%	0.25%	0.25%
Federal Funds purchased	0.28%	0.28%	-
FHLB advances	-	-	4.38%

Through City National, the Company has purchased 46,508 shares of Federal Home Loan Bank (“FHLB”) stock at par value as of December 31, 2012. Such purchases are required based on City National’s maximum borrowing capacity with the FHLB.  Additionally, FHLB stock entitles the Company to dividends declared by the FHLB and provides an additional source of short-term and long-term funding, in the form of collateralized advances. Financing obtained from the FHLB is based, in part, on the amount of qualifying collateral available, specifically 1-4 family residential mortgages, other residential mortgages, and commercial real estate and other non-residential mortgage loans. At December 31, 2012 and 2011, collateral pledged to the FHLB included approximately $1.5 billion and $1.2 billion, respectively, in investment securities and one-to-four-family residential property loans.  Therefore, in addition to the short-term financing discussed above and long-term financing (see Note Twelve), at December 31, 2012 and 2011, City National had an additional $1.05 billion and  $0.77 billion, respectively, available from unused portions of lines of credit with the FHLB and other financial institutions.